Annual Total Returns (Bar Chart) (Invesco Global Core Equity Fund, Class A, Invesco Global Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Core Equity Fund | Class A, Invesco Global Core Equity Fund
Annual Total Return
'01	(1.49%)
'02	(8.08%)
'03	32.15%
'04	17.50%
'05	11.42%
'06	21.08%
'07	2.31%
'08	(39.03%)
'09	30.08%
'10	6.77%